DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2024
DESCRIPTION OF BUSINESS AND BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS
Schedule of subsidiaries included in the consolidation process and the respective equity interest owned by the company

			Telecom Argentina’s
			direct/indirect interest
			in capital stock and
Company	Main Activity	Country	votes
Micro Sistemas (a)	Services related to the use of electronic payment media	Argentina	100.00%
Manda (b)	Holding	Argentina	100.00%
RISSAU (b)	Broadcasting services	Argentina	100.00%
AVC (c)	Broadcasting services	Argentina	100.00%
Inter Radios	Broadcasting services	Argentina	100.00%
Pem	Holding	Argentina	100.00%
Cable Imagen	Closed-circuit television	Argentina	100.00%
Personal Smarthome (d)	Security solutions and services	Argentina	100.00%
NYS2 (d)	ICT Services and Audiovisual Communication Services	Argentina	100.00%
NYSSAU (c)	Provision of internet access services	Argentina	100.00%
TSMA (e)	Community Closed-Circuit Television	Argentina	100.00%
Ubiquo (f)	Cybersecurity services and products	Chile	95.00%
Núcleo (g)	Mobile telecommunications Services	Paraguay	67.50%
Personal Envíos (h)	Mobile financial services	Paraguay	67.50%
CrediPay (d) (i)	Financial services	Paraguay	67.50%
Televisión Dirigida	Cable television services	Paraguay	100.00%
Adesol (j)	Holding	Uruguay	100.00%
Opalker	Cybersecurity, content platform and related services	Uruguay	100.00%
Parklet (d) (k)	Development and provision of digital platforms	Uruguay	100.00%
MFH (a)(h)	Holding	USA	100.00%
Naperville (b)	Holding	USA	100.00%
Saturn (b)	Holding	USA	100.00%
Telecom USA	Telecommunication services	USA	100.00%

(a)	As of December 19, 2024, MFH directly controls Micro Sistemas.
(b)	The companies Naperville and Saturn were indirectly acquired in May and July 2024, by the subsidiary Televisión Dirigida. Naperville and Saturn have a 76.63% and 23.27% shareholding in Manda, respectively, which in turn owns 100% of RISSAU. For further details, see Note 28. 2).
(c)	On December 4, 2024, the Board of Directors of Telecom Argentina and the Boards of Directors of NYSSA and AVC, approved the initiation of the process leading to the corporate reorganization consisting of the merger by absorption of NYSSA and AVC (as absorbed companies) by Telecom (absorbing company), effective as of January 1, 2025, from which date the operations of NYSSA and AVC should be considered as carried out by Telecom Argentina.
(d)	As of the date of issuance of these consolidated financial statements, these subsidiaries are dormant entities.
(e)	In September 2024, the Company acquired an additional 49.9% equity interest in TSMA by exchanging 49.9% of its equity interest in Ver TV. For more details, see Note 28.1).
(f)	Company indirectly acquired by the subsidiary Opalker on June 20, 2023.
(g)	During June 2024, the merger by absorption between Núcleo (absorbing company) with Tuves Paraguay S.A. (absorbed company) has taken place.
(h)	Since May 2024, the subsidiary MFH directly controls Personal Envíos.
(i)	On August 19, 2024, the subsidiary MFH established the company CrediPay in the Republic of Paraguay (with a 67.5% ownership) - whose corporate purpose is the granting of loans, financing, purchase of goods and services, as well as the development of payment networks, with the aim of participating in and investing in companies related to financial activities-, with the purpose of participating in and investing in companies related to financial activities.
(j)	Includes the 100% interest in Telemas S.A., which holds interests in the following special-purpose entities: Audomar S.A., Bersabel S.A., Dolfycor S.A., Reiford S.A., Space Energy S.A., Tracel S.A. and Visión Satelital S.A.
(k)	Company indirectly acquired by the subsidiary Opalker on December 9, 2024, generating a goodwill of $5 million.

Schedule of income statement information

Presented below is the Segment financial information for the years ended December 31, 2024, 2023 and 2022:

◻	Consolidated Income Statement as of December 31, 2024

	ICT Services in Argentina			Other segments

	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency	Eliminations	Total
Revenues	3,165,736	1,505,485	4,671,221	266,915	136,412	403,327	(28,088)	5,046,460
Operating costs without depreciation, amortization and impairment of Fixed Assets
Employee benefit expenses and severance payments	(823,975)	(387,863)	(1,211,838)	(24,450)	(12,345)	(36,795)	—	(1,248,633)
Fees for services, maintenance, materials and supplies	(393,042)	(230,507)	(623,549)	(35,839)	(18,360)	(54,199)	6,379	(671,370)
Taxes and fees with the Regulatory Authority	(258,519)	(122,395)	(380,914)	(10,931)	(5,303)	(16,234)	—	(397,148)
Commissions and advertising	(133,932)	(59,776)	(193,708)	(62,477)	(30,903)	(93,380)	3,850	(283,237)
Programming and content costs	(172,422)	(79,865)	(252,287)	(25,570)	(13,662)	(39,232)	—	(291,518)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(429,466)	(249,015)	(678,481)	(47,831)	(25,347)	(73,178)	17,859	(733,800)
Adjusted EBITDA	954,380	376,064	1,330,444	59,817	30,492	90,309	—	1,420,754

Depreciation, amortization and impairment of Fixed Assets								(1,599,394)
Operating loss								(178,640)
Losses from associates and joint ventures								(13,994)
Financial results from borrowings								1,775,302
Other financial results, net								176,574
Income before income tax								1,759,242
Income tax expense								(499,029)
Net income								1,260,213

Attributable to:
Controlling Company								1,234,786
Non-controlling interest								25,427
								1,260,213

◻	Consolidated Income Statement as of December 31, 2023

	ICT Services in Argentina			Other segments

	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency	Eliminations	Total
Revenues	1,053,442	4,054,964	5,108,406	81,877	304,538	386,415	(25,900)	5,468,921
Operating costs without depreciation, amortization and impairment of Fixed Assets
Employee benefit expenses and severance payments	(279,608)	(1,048,459)	(1,328,067)	(8,277)	(30,054)	(38,331)	—	(1,366,399)
Fees for services, maintenance, materials and supplies	(131,861)	(516,072)	(647,933)	(9,292)	(33,968)	(43,260)	4,049	(687,145)
Taxes and fees with the Regulatory Authority	(83,591)	(322,723)	(406,314)	(2,968)	(10,864)	(13,832)	—	(420,146)
Commissions and advertising	(52,319)	(204,474)	(256,793)	(13,346)	(52,200)	(65,546)	2,023	(320,316)
Programming and content costs	(55,317)	(212,429)	(267,746)	(8,532)	(32,272)	(40,804)	—	(308,550)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(145,951)	(627,424)	(773,375)	(15,714)	(58,243)	(73,957)	19,828	(827,504)
Adjusted EBITDA	304,795	1,123,383	1,428,178	23,748	86,937	110,685	—	1,538,861

Depreciation, amortization and impairment of Fixed Assets								(1,871,032)
Operating loss								(332,171)

Losses from associates and joint ventures								(5,014)
Financial results from borrowings								(1,684,704)
Other financial results, net								460,325
Income before income tax								(1,561,564)
Income tax benefit								898,403
Net loss								(663,161)

Attributable to:
Controlling Company								(684,523)
Non-controlling interest								21,362
								(663,161)

◻	Consolidated Income Statement as of December 31, 2022

	ICT Services in Argentina			Other segments

	Currency			Currency
	of the	Inflation	In current	of the	Inflation	In current
	transaction date	restatement	currency	transaction date	restatement	currency	Eliminations	Total
Revenues	505,735	5,156,705	5,662,440	36,650	371,834	408,484	(39,926)	6,030,998
Operating costs without depreciation, amortization and impairment of Fixed Assets
Employee benefit expenses and severance payments	(135,282)	(1,353,789)	(1,489,071)	(2,551)	(25,827)	(28,378)	6,650	(1,510,799)
Fees for services, maintenance, materials and supplies	(60,618)	(633,353)	(693,971)	(4,365)	(43,458)	(47,823)	10,182	(731,612)
Taxes and fees with the Regulatory Authority	(40,156)	(409,498)	(449,654)	(1,194)	(12,247)	(13,441)	—	(463,095)
Commissions and advertising	(27,422)	(275,424)	(302,846)	(5,868)	(57,338)	(63,206)	761	(365,292)
Programming and content costs	(29,442)	(302,107)	(331,549)	(4,285)	(42,487)	(46,772)	—	(378,320)
Other operating costs without depreciation, amortization and impairment of Fixed Assets	(75,866)	(796,908)	(872,774)	(6,571)	(67,544)	(74,115)	22,333	(924,556)
Adjusted EBITDA	136,949	1,385,626	1,522,575	11,816	122,933	134,749	—	1,657,324

Depreciation, amortization and impairment of Fixed Assets								(4,096,755)
Operating loss								(2,439,431)

Losses from associates and joint ventures								6,773
Financial results from borrowings								246,010
Other financial results, net								266,606
Income before income tax								(1,920,042)
Income tax benefit								219,213
Net loss								(1,700,829)

Attributable to:
Controlling Company								(1,718,966)
Non-controlling interest								18,137
								(1,700,829)

Schedule of financial statement information based on geographical area

	For the years ended December 31,
	2024	2023	2022
Revenues from customers located in Argentina	4,670,664	5,090,556	5,627,270
Revenues from foreign customers	375,796	378,365	403,728

CAPEX corresponding to the segment “ICT Services in Argentina”	606,075	1,184,893	950,094
CAPEX corresponding to the segment “Other segments”	88,340	98,469	105,305

	As of December 31,
	2024	2023
Fixed Assets corresponding to the segment “ICT Services in Argentina”	11,821,805	12,421,907
Fixed Assets corresponding to the segment “Other segments”	485,656	693,033

Borrowings corresponding to the segment “ICT Services in Argentina”	3,452,634	5,504,472
Borrowings corresponding to the segment “Other segments”	57,552	147,628

Schedule of national consumer price index according to official statistics (INDEC)

	As of December 31,	As of December 31,	As of December 31,	As of September 30,
	2022	2023	2024	2025

National Consumer Price Index (National CPI) (December 2016=100)	1,134.6	3,533.2	7,694.0	9,384.1

Variation in Prices
Accumulated for the twelve-month period ended	94.8%	211.4%	117.8%	31.8%
Accumulated for the nine-month period ended	n/a	n/a	n/a	22.0%

Banco Nación US$/$ exchange rate	177.2	808.4	1,032.0	1,380.0

Variation in the exchange rate
Accumulated for the twelve-month period ended	72.5%	356.3%	27.7%	42.2%
Accumulated for the nine-month period ended	n/a	n/a	n/a	33.7%